Share-Based Compensation - Summary of Stock Option Activity (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Options
Beginning Balance	378,440	223,055
Forfeited	(3,200)	(3,500)
Vested	0	0
Ending Balance	375,240	378,440	223,055
Weighted-Average Exercise Price
Beginning Balance	$ 21.52	$ 24.16
Forfeited	21.16	20.87
Vested	0	0
Ending Balance	$ 21.52	$ 21.52	$ 24.16
Weighted-Average Remaining Contractual Term (years)
Beginning Balance	8 years 2 months 16 days	8 years 5 months 16 days	8 years 1 month 6 days
Aggregate Intrinsic Value, Beginning of period	$ 0	$ 0
Aggregate Intrinsic Value, End of period	$ 0	$ 0	$ 0
March 17, 2015 [Member]
Options
Granted		158,885
Weighted-Average Exercise Price
Granted		$ 17.80
Weighted-Average Remaining Contractual Term (years)
Granted		8 years 11 months 19 days